Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic And Diluted (Details) - DMY SQUARED TECHNOLOGY GROUP, INC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Stock Class A [Member]
Numerator:
Allocation of net loss - basic	$ (10,636,074)	$ (491,778)
Allocation of net loss - diluted	$ (2,263,982)	$ (491,778)
Denominator:
Weighted average common shares outstanding - basic	2,337,999	2,371,212
Weighted average common shares outstanding - diluted	2,762,853	2,371,212
Net loss per common share - basic	$ (4.55)	$ (0.21)
Net loss per common share - diluted	$ (0.82)	$ (0.21)
Common Stock Class B [Member]
Numerator:
Allocation of net loss - basic	$ (7,186,632)	$ (327,632)
Allocation of net loss - diluted	$ (1,294,504)	$ (327,632)
Denominator:
Weighted average common shares outstanding - basic	1,579,750	1,579,750
Weighted average common shares outstanding - diluted	1,579,750	1,579,750
Net loss per common share - basic	$ (4.55)	$ (0.21)
Net loss per common share - diluted	$ (0.82)	$ (0.21)